UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report  for  the  Calendar  Year  or  Quarter  Ended:  March  31,  2011

Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one.):     [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional  Investment  Manager  Filing  this  Report:

Name:      Lydian Asset Management L.P.
Address:   495 Post Road East
           Westport, CT 06880

Form  13F  File  Number:  028-06083

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person  Signing  this  Report  on  Behalf  of  Reporting  Manager:

Name:      Richard Li
Title:     CFO / COO
Phone:     (203) 571-1309

Signature,  Place,  and  Date  of  Signing:

 /s/ Richard Li          Westport, CT           5/16/2011
---------------          ------------          -----------
  [Signature]            [City, State]          [Date]

Report  Type  (Check  only  one.):

[X]     13F  HOLDINGS  REPORT.  (Check  here  if  all holdings of this reporting manager  are  reported  in  this  report.)

[ ]     13F NOTICE.  (Check here if no holdings reported are in this report, and all  holdings  are  reported  by  other  reporting  manager(s).)

[  ]    13F  COMBINATION  REPORT.  (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)




                           TITLE OF                     VALUE      SHARES/    SH/PUT    INVSTMT   OTHER      VOTING AUTHORITY
NAME OF ISSUER             CLASS             CUSIP      x($1000)   PRN AMT    PRN CALL  DISCRETN  MANAGERS   SOLE   SHARED   NONE
-------------------------- ----------------  ---------   --------   --------  --- ----  --------  ---------  ------ ------  --------
ADVANCED MICRO DEVICES INC COM               007903107          2     20,000  SH        SOLE      N/A        20,000
AMGEN INC                  COM               031162100        257      4,800  SH        SOLE      N/A         4,800
ADVANCED MICRO DEVICES INC NOTE 6.000% 5/0   007903AL1      4,120  4,000,000  PRN       SOLE      N/A                      4,000,000
ANIXTER INTL INC           NOTE 7/0          035290AG0      3,360  3,000,000  PRN       SOLE      N/A                      3,000,000
ANIXTER INTL INC           NOTE 1.000% 2/1   035290AJ4      3,750  3,000,000  PRN       SOLE      N/A                      3,000,000
BARCLAYS BK PLC            IPTH S&P VIX NEW  06740C261        881     30,000  SH        SOLE      N/A        30,000
DIGITAL RIV INC            COM               25388B104        913     24,400  SH        SOLE      N/A        24,400
E M C CORP MASS            NOTE 1.750%12/0   268648AK8      4,138  2,500,000  PRN       SOLE      N/A                      2,500,000
E M C CORP MASS            NOTE 1.750%12/0   268648AM4      8,525  5,000,000  PRN       SOLE      N/A                      5,000,000
GENERAL MTRS CO            JR PFD CNV SRB    37045V209      2,410     50,000  SH        SOLE      N/A        50,000
GILEAD SCIENCES INC        NOTE 0.500% 5/0   375558AG8      8,765  8,000,000  PRN       SOLE      N/A                      8,000,000
GILEAD SCIENCES INC        NOTE 0.625% 5/0   375558AH6      3,660  3,000,000  PRN       SOLE      N/A                      3,000,000
HOLOGIC INC                FRNT 2.000%12/1   436440AA9      4,831  5,000,000  PRN       SOLE      N/A                      5,000,000
LIBERTY MEDIA CORP         DEB 3.500% 1/1    530715AN1      4,275  7,500,000  PRN       SOLE      N/A                      7,500,000
LUCENT TECHNOLOGIES INC    DBCV 2.750% 6/1   549463AH0      1,945  2,000,000  PRN       SOLE      N/A                      2,000,000
MF GLOBAL HLDGS LTD        COM               55277J108        309     37,300  SH        SOLE      N/A        37,300
MF GLOBAL HLDGS LTD        NOTE 1.875% 2/0   55277JAA6      3,079  3,000,000  PRN       SOLE      N/A                      3,000,000
METLIFE INC                UNIT 99/99/9999   59156R116      2,121     25,000  SH        SOLE      N/A        25,000
NETAPP INC                 NOTE 1.750% 6/0   64110DAB0      4,748  3,000,000  PRN       SOLE      N/A                      3,000,000
OLD REP INTL CORP          NOTE 3.750% 3/1   680223AH7      5,044  5,000,000  PRN       SOLE      N/A                      5,000,000
SANDISK CORP               NOTE 1.000% 5/1   80004CAC5      2,936  3,000,000  PRN       SOLE      N/A                      3,000,000
SANDISK CORP               NOTE 1.500% 8/1   80004CAD3      3,401  3,000,000  PRN       SOLE      N/A                      3,000,000
STANDARD PAC CORP          NOTE 6.000%10/0   853763AA8      1,157  1,118,000  PRN       SOLE      N/A                      1,118,000

                                         23                74,627

                             FORM 13F SUMMARY PAGE

Report  Summary:

Number  of  Other  Included  Managers:            0
Form  13F  Information  Table  Entry  Total:      23
Form 13F Information Table Value Total:           74,627
                                                 (thousands)

List  of  Other  Included  Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE